OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Other Accounts Payable
OTHER ACCOUNTS PAYABLE	NOTE 14 - OTHER ACCOUNTS PAYABLE:
	December 31,	December 31,
	2025	2024

Employees and government authorities	$1,355	$874
Related parties (note 29)	845	44
	$2,200	$918